Prepaid Expenses and Other Current Assets (Details) (USD $)	Mar. 31, 2014	Mar. 31, 2013
Prepaid Expenses and Other Current Assets Lineitem [Line Items]
Prepaid expenses	$ 513,348	$ 616,327
Supplier advances	193,871	106,143
Rent deposits	39,434	63,799
Other advances and deposits	38,122	70,137
Loans to employees	48,927	70,529
Amount receivable on sale of investment (See Note 6)	152,447	0
Others	0	248
Total	$ 986,149	$ 927,183